UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08558
Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Multi-Cap Growth Portfolio

February 28, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%(1)

Security	Shares	Value

Aerospace & Defense — 1.2%

Precision Castparts Corp.	17,600	$2,494,800

		$2,494,800

Auto Components — 1.3%

Dana Holding Corp.(2)	59,700	$1,127,136
Lear Corp.(2)	13,800	1,460,040

		$2,587,176

Automobiles — 0.6%

Ford Motor Co.(2)(3)	79,500	$1,196,475

		$1,196,475

Beverages — 1.3%

Anheuser-Busch InBev NV ADR	46,400	$2,599,792

		$2,599,792

Building Products — 0.9%

Armstrong World Industries, Inc.(3)	41,950	$1,746,798

		$1,746,798

Capital Markets — 2.6%

Lazard, Ltd., Class A	75,400	$3,317,600
State Street Corp.	45,400	2,030,288

		$5,347,888

Chemicals — 4.5%

Albemarle Corp.	33,100	$1,905,236
Celanese Corp., Class A	47,650	1,975,092
Monsanto Co.	38,400	2,760,576
Mosaic Co. (The)	30,300	2,601,255

		$9,242,159

Commercial Banks — 0.7%

CIT Group, Inc.(2)	33,600	$1,455,552

		$1,455,552

Commercial Services & Supplies — 0.8%

Waste Connections, Inc.(3)	56,999	$1,652,401

		$1,652,401

Communications Equipment — 8.4%

Acme Packet, Inc.(2)(3)	28,900	$2,174,436
Brocade Communications Systems, Inc.(2)(3)	643,979	4,102,146
QUALCOMM, Inc.	97,300	5,797,134
Research In Motion, Ltd.(2)	77,945	5,155,283

		$17,228,999

Computers & Peripherals — 7.4%

Apple, Inc.(2)	23,200	$8,194,472
EMC Corp.(2)(3)	225,700	6,141,297
Quantum Corp.(2)(3)	280,200	725,718

		$15,061,487

Construction & Engineering — 2.6%

Foster Wheeler AG(2)	57,500	$2,079,200
Shaw Group, Inc. (The)(2)(3)	80,000	3,177,600

		$5,256,800

Diversified Financial Services — 1.2%

CME Group, Inc.	8,000	$2,490,240

		$2,490,240

Electrical Equipment — 2.5%

Emerson Electric Co.	34,000	$2,028,440
Regal Beloit Corp.(3)	42,800	3,122,260

		$5,150,700

Energy Equipment & Services — 6.3%

Halliburton Co.	108,900	$5,111,766
Patterson-UTI Energy, Inc.	47,400	1,295,916
Rowan Cos., Inc.(2)	53,700	2,291,379
Tidewater, Inc.(3)	65,900	4,099,639

		$12,798,700

Food Products — 1.5%

Green Mountain Coffee Roasters, Inc.(2)(3)	76,100	$3,103,358

		$3,103,358

Health Care Equipment & Supplies — 0.5%

Analogic Corp.(3)	19,700	$1,067,740

		$1,067,740

See Notes to Financial Statements.

Multi-Cap Growth Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 3.9%

AmerisourceBergen Corp.	74,900	$2,839,459
Express Scripts, Inc.(2)	55,300	3,108,966
MEDNAX, Inc.(2)	32,600	2,116,718

		$8,065,143

Hotels, Restaurants & Leisure — 1.1%

Yum! Brands, Inc.	45,200	$2,274,916

		$2,274,916

Household Durables — 1.7%

Tempur-Pedic International, Inc.(2)(3)	75,023	$3,521,580

		$3,521,580

Household Products — 2.1%

Church & Dwight Co., Inc.(3)	28,800	$2,172,672
Henkel AG & Co. KGaA	40,900	2,088,278

		$4,260,950

Insurance — 1.0%

Lincoln National Corp.(3)	67,200	$2,131,584

		$2,131,584

Internet & Catalog Retail — 3.0%

Amazon.com, Inc.(2)	19,100	$3,309,839
Priceline.com, Inc.(2)(3)	6,100	2,768,668

		$6,078,507

Internet Software & Services — 6.6%

Google, Inc., Class A(2)	7,500	$4,600,500
Rackspace Hosting, Inc.(2)(3)	107,200	3,956,752
SAVVIS, Inc.(2)(3)	87,600	2,846,124
VeriSign, Inc.	57,200	2,018,588

		$13,421,964

IT Services — 0.8%

Accenture PLC, Class A	30,000	$1,544,400

		$1,544,400

Machinery — 3.8%

Danaher Corp.	54,000	$2,732,400
Kennametal, Inc.(3)	49,200	1,892,232
Parker Hannifin Corp.	34,800	3,103,464

		$7,728,096

Media — 1.2%

IMAX Corp.(2)(3)	53,700	$1,423,587
Sirius XM Radio, Inc.(2)	623,600	1,128,716

		$2,552,303

Metals & Mining — 1.2%

Cliffs Natural Resources, Inc.	26,100	$2,533,527

		$2,533,527

Multiline Retail — 1.5%

Target Corp.	56,400	$2,963,820

		$2,963,820

Oil, Gas & Consumable Fuels — 7.1%

Cabot Oil & Gas Corp.(2)(3)	54,100	$2,470,206
Hess Corp.	47,500	4,133,925
James River Coal Co.(2)(3)	136,200	2,860,200
NAL Energy Corp.(3)	154,500	2,309,032
Rosetta Resources, Inc.(2)(3)	59,245	2,687,353

		$14,460,716

Pharmaceuticals — 4.5%

Allergan, Inc.(3)	40,900	$3,033,553
Teva Pharmaceutical Industries, Ltd. ADR	62,000	3,106,200
Warner Chilcott PLC, Class A	129,300	3,061,824

		$9,201,577

Road & Rail — 1.1%

Kansas City Southern(2)(3)	42,846	$2,306,829

		$2,306,829

Semiconductors & Semiconductor Equipment — 3.6%

Cirrus Logic, Inc.(2)(3)	105,700	$2,468,095
Cree, Inc.(2)	37,000	1,948,790
Cypress Semiconductor Corp.(2)	144,700	3,032,912

		$7,449,797

See Notes to Financial Statements.

Multi-Cap Growth Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 2.9%

Oracle Corp.	181,100	$5,958,190

		$5,958,190

Specialty Retail — 1.0%

Advance Auto Parts, Inc.(3)	32,959	$2,065,870

		$2,065,870

Textiles, Apparel & Luxury Goods — 2.4%

NIKE, Inc., Class B	28,000	$2,492,840
Warnaco Group, Inc. (The)(2)(3)	42,800	2,512,788

		$5,005,628

Trading Companies & Distributors — 2.0%

WESCO International, Inc.(2)(3)	69,020	$4,018,344

		$4,018,344

Wireless Telecommunication Services — 1.3%

Crown Castle International Corp.(2)	61,400	$2,588,010

		$2,588,010

Total Common Stocks
(identified cost $164,517,326)		$200,612,816

Short-Term Investments — 20.5%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.14%(4)(5)	$38,255	$38,254,619
Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)	3,641	3,640,958

Total Short-Term Investments
(identified cost $41,895,577)		$41,895,577

Total Investments — 118.6%
(identified cost $206,412,903)		$242,508,393

Covered Call Options Written — (0.4)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Acme Packet, Inc.	190	$62.50	3/19/11	$(247,000)
Amazon.com, Inc.	50	180.00	3/19/11	(10,550)
Apple, Inc.	60	355.00	3/19/11	(45,450)
Cirrus Logic, Inc.	540	30.00	3/19/11	(2,700)
Cypress Semiconductor Corp.	470	25.00	3/19/11	(2,350)
Cypress Semiconductor Corp.	490	26.00	3/19/11	(1,225)
Dana Holding Corp.	275	19.00	3/19/11	(17,188)
EMC Corp.	815	27.00	3/19/11	(57,050)
Green Mountain Coffee Roasters, Inc.	155	48.00	3/19/11	(7,983)
Hess Corp.	125	85.00	3/19/11	(45,000)
Mosaic Co. (The)	65	85.00	3/19/11	(22,263)
Oracle Corp.	600	34.00	3/19/11	(17,100)
QUALCOMM, Inc.	195	57.50	3/19/11	(52,845)
Rackspace Hosting, Inc.	630	38.00	3/19/11	(66,150)
Rosetta Resources, Inc.	145	40.00	3/19/11	(83,375)
Rowan Cos., Inc.	150	37.00	3/19/11	(86,250)
VeriSign, Inc.	572	37.00	3/19/11	(14,013)
Warnaco Group, Inc. (The)	130	60.00	4/16/11	(33,150)

Total Covered Call Options Written
(premiums received $351,226)				$(811,642)

Other Assets, Less Liabilities — (18.2)%				$(37,136,479)

Net Assets — 100.0%				$204,560,272

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at February 28, 2011 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at February 28, 2011.
(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2011.
(5)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See Notes to Financial Statements.

Multi-Cap Growth Portfolio

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Unaffiliated investments, at value including $37,490,360 of securities on loan (identified cost, $164,517,326)	$200,612,816
Affiliated investments, at value (identified cost, $41,895,577)	41,895,577
Dividends receivable	112,086
Interest receivable from affiliated investment	230
Receivable for investments sold	3,545,538
Securities lending income receivable	6,650
Tax reclaims receivable	91,328

Total assets	$246,264,225

Liabilities

Collateral for securities loaned	$38,254,619
Written options outstanding, at value (premiums received, $351,226)	811,642
Payable for investments purchased	2,452,096
Payable to affiliates:
Investment adviser fee	106,549
Accrued expenses	79,047

Total liabilities	$41,703,953

Net Assets applicable to investors’ interest in Portfolio	$204,560,272

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$168,910,839
Net unrealized appreciation	35,649,433

Total	$204,560,272

See Notes to Financial Statements.

Multi-Cap Growth Portfolio

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends (net of foreign taxes, $19,147)	$775,969
Securities lending income, net	84,360
Interest allocated from affiliated investment	4,214
Expenses allocated from affiliated investment	(133)

Total investment income	$864,410

Expenses

Investment adviser fee	$565,490
Trustees’ fees and expenses	3,470
Custodian fee	33,732
Legal and accounting services	22,498
Miscellaneous	2,471

Total expenses	$627,661

Deduct —
Reduction of custodian fee	$512

Total expense reductions	$512

Net expenses	$627,149

Net investment income	$237,261

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$24,464,883
Investment transactions allocated from affiliated investments	2,627
Written options	(3)
Foreign currency transactions	31,486

Net realized gain	$24,498,993

Change in unrealized appreciation (depreciation) —
Investments	$20,542,273
Written options	(460,416)
Foreign currency	(35,574)

Net change in unrealized appreciation (depreciation)	$20,046,283

Net realized and unrealized gain	$44,545,276

Net increase in net assets from operations	$44,782,537

See Notes to Financial Statements.

Multi-Cap Growth Portfolio

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment income	$237,261	$51,463
Net realized gain from investment transactions, written options and foreign currency transactions	24,498,993	36,720,243
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	20,046,283	(33,041,360)

Net increase in net assets from operations	$44,782,537	$3,730,346

Capital transactions —
Contributions	$102,398,565	$16,025,654
Withdrawals	(80,386,144)	(77,990,393)

Net increase (decrease) in net assets from capital transactions	$22,012,421	$(61,964,739)

Net increase (decrease) in net assets	$66,794,958	$(58,234,393)

Net Assets

At beginning of period	$137,765,314	$195,999,707

At end of period	$204,560,272	$137,765,314

See Notes to Financial Statements.

Multi-Cap Growth Portfolio

February 28, 2011

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70	%(2)	0.74%	0.75%	0.70%	0.74%		0.75	%(3)
Net investment income	0.27	%(2)(7)	0.03%	0.57%	0.79%	0.95	%(4)	0.15%
Portfolio Turnover	100	%(5)(6)	211%	274%	206%	144%		208%

Total Return	30.28	%(5)	(0.71)%	(30.08)%	2.84%	37.91%		8.06%

Net assets, end of period (000’s omitted)	$204,560		$137,765	$196,000	$345,265	$178,064		$122,415

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended August 31, 2006).
(4)	Includes special dividends equal to 0.88% of average daily net assets.
(5)	Not annualized.
(6)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 94% for the six months ended February 28, 2011.
(7)	Includes special dividends equal to 0.19% of average daily net assets.

See Notes to Financial Statements.

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2011, Eaton Vance Multi-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 90.5% and 3.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

As of February 28, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to and including $300 million and 0.50% on average daily net assets over $300 million and is payable monthly. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2011, the Portfolio’s investment adviser fee amounted to $565,490 or 0.625% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $198,569,153 and $169,668,657, respectively, for the six months ended February 28, 2011. Included in purchases is $39,321,319 representing the cost basis of long-term securities contributed in-kind in connection with the merger of Eaton Vance Global Growth Fund into Eaton Vance Multi-Cap Growth Fund during the period. The unrealized appreciation of such contributed securities at the contribution date was $2,491,955.

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$207,208,276

Gross unrealized appreciation	$36,685,880
Gross unrealized depreciation	(1,385,763)

Net unrealized appreciation	$35,300,117

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at February 28, 2011 is included in the Portfolio of Investments.

Written call options activity for the six months ended February 28, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	—	$—
Options written	5,660	351,291
Options terminated in closing purchase transactions	(3)	(65)

Outstanding, end of period	5,657	$351,226

At February 28, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2011 was as follows:

	Fair Value
Derivative	Asset Derivatives	Liability Derivatives(1)

Written Options	$—	$(811,642)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Written Options	$(3)	$(460,416)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2011.

7 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $46,484 for the six months ended February 28, 2011. At February 28, 2011, the value of the securities loaned and the value of the collateral received amounted to $37,490,360 and $38,254,619, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

At February 28, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$28,246,275	$—		$—	$28,246,275
Consumer Staples	7,875,822	2,088,278		—	9,964,100
Energy	27,259,416	—		—	27,259,416
Financials	11,425,264	—		—	11,425,264
Health Care	18,334,460	—		—	18,334,460
Industrials	30,354,768	—		—	30,354,768
Information Technology	60,664,837	—		—	60,664,837
Materials	11,775,686	—		—	11,775,686
Telecommunication Services	2,588,010	—		—	2,588,010

Total Common Stocks	$198,524,538	$2,088,278	*	$—	$200,612,816

Short-Term Investments	$—	$41,895,577		$—	$41,895,577

Total Investments	$198,524,538	$43,983,855		$—	$242,508,393

Liability Description

Covered Call Options Written	$(811,642)	$—		$—	$(811,642)

Total	$(811,642)	$—		$—	$(811,642)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Officers and Trustees

Officers of Eaton Vance Multi-Cap Growth Fund

Duncan W. Richardson President Yana S. Barton Vice President Matthew F. Beaudry Vice President John D. Crowley Vice President Stephen J. Kaszynski Vice President Michael R. Mach Vice President
Lewis R. Piantedosi
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Officers of Multi-Cap Growth Portfolio

Duncan W. Richardson President Kwang Kim Vice President Gerald I. Moore Vice President G.R. Nelson Vice President	Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Multi-Cap Growth Fund and Multi-Cap Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

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Investment Adviser of Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Offices of the Fund
Eaton Vance Multi-Cap Growth Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

444-3/11	GFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: April 12, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 12, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: April 12, 2011